Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Revenues
Disaggregation of revenue

The table below is a summary of the Company’s gold and silver sales (dollars in thousands):

	Years Ended December 31,
	2021		2020
	Amount	Ounces Sold	Amount	Ounces Sold
Gold sales	$100,532	56,045	$44,279	24,892
Silver sales	10,202	397,546	2,765	136,238
Total	$110,734		$47,044